Commitments and Contingencies (Details) - USD ($)		3 Months Ended
	Jun. 02, 2019	Sep. 30, 2020	Jun. 01, 2019
Commitments and Contingencies (Textual)
Deposits paid		$ 26,250
Research agreement, description	The research agreement may be terminated by either party upon a sixty (60) day prior written notice or a material breach or default, which is not cured within 90 days of receipt of a written notice of such breach.	The Company entered into a research agreement with the University of Iowa. As consideration under the research agreement, the University of Iowa will receive a maximum of $299,966 from the Company. The research agreement may be terminated by either party upon a sixty (60) day prior written notice or a material breach or default, which is not cured within 90 days of receipt of a written notice of such breach. The term of the research agreement is from September 1, 2020 through August 31, 2020. As of September 30, 2020, the Company has accrued the amount due of $24, 997.
Maximum [Member]
Commitments and Contingencies (Textual)
Receive amount			$ 144,747